PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
8.	PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment as at December 31, 2017 and 2016 are as follows:

	Property,	Assets under
	plant and equipment	construction	Total
Cost
At January 1, 2016	$90,625	$377,283	$467,908
Decommissioning and restoration adjustment	726	-	726
Additions	585	213,397	213,982
At December 31, 2016	91,936	590,680	682,616
Decommissioning and restoration adjustment	2,979	-	2,979
Transfers	537,293	(537,293)	-
Additions*	75,191	(29,408)	45,783
At December 31, 2017	$707,399	$23,979	$731,378

Accumulated depreciation
At January 1, 2016	$(4,651)	$-	$(4,651)
Depreciation	(1,912)	-	(1,912)
At December 31, 2016	(6,563)	-	(6,563)
Depreciation and depletion	(62,157)	-	(62,157)
At December 31, 2017	$(68,720)	$-	$(68,720)

Carrying amounts
At December 31, 2016	$85,373	$590,680	$676,053
At December 31, 2017	$638,679	$23,979	$662,658

*Included in the additions of assets under construction for the year ended December 31, 2017 is $10,168 (2016 - $34,750) of borrowing and other costs, and is net of $67,493 (2016 - $3,622) of pre-production sales. Amounts were transferred to their appropriate asset class upon the declaration of commercial production.

The Company’s mineral asset, the GK Mine, declared commercial production on March 1, 2017.

The Company holds a 49% interest in the GK Mine, and De Beers Canada holds the remaining 51% interest. The arrangement between the Company and De Beers Canada is governed by an agreement entered into on July 3, 2009 (the “2009 Agreement”). Under the 2009 agreement the Company agreed to pay De Beers Canada $59 million (representing 49% of an agreed sum of $120 million) plus interest compounded on the outstanding amounts in settlement of the Company’s share of the agreed historical sunk costs. In December 2017, the Company fully repaid the historical sunk costs of $59 million plus accumulated interest.

Between 2014 and 2016, the Company and De Beers signed agreements allowing De Beers (“the Operator”) to utilize De Beers’ credit facilities to issue reclamation and restoration security deposits to the federal and territorial governments. In accordance with these agreements, the Company agreed to a 3% fee annually for their share of the letters of credit issued. As at December 31, 2017, the Company’s share of the letters of credit issued were $23.4 million (2016 - $23.4 million).

Impairment assessment
Impairment indicators were identified at the GK Mine, and a detailed impairment test was performed. The results of the impairment tests performed indicated no impairment exists at December 31, 2017.